SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 9:-  SHAREHOLDERS’ EQUITY

a.	Composition of share capital:
	December 31, 2013		December 31, 2012
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Ordinary shares of £ 0.01 par value each	49,800,000	40,227,953	49,800,000	13,369,809
Deferred A shares of £ 0.001 par value	800,000	-	800,000	-
Deferred B shares of £ 0.001 par value	1,200,000	-	1,200,000	-
Deferred C shares of £ 0.001 par value	400,000	-	400,000	-

The Ordinary shares confer upon their holders the right to participate and vote in general shareholders meetings of the Company and to share in the distribution of dividends, if any, declared by the Company.

As for the deferred shares see Note 6.

b.	Shares and warrants issuances:

Since inception through December 31, 2010, the Company issued 11,561,571 ordinary shares of £ 0.01 par value each. The total proceeds amounted to $  7,587 (unaudited).

In the months January through September 2012, the Company issued 519,712 of ordinary shares, £  0.01 par value each, at prices of $ 1.72 - $  2.25 per share, for total gross proceeds of approximately $  944, net of $ 75 included in receipt on the account of shares as of January 1, 2012. The investors were also granted with warrants to purchase 893,414 ordinary shares, at exercise prices of $ 1.72 - $ 2.25. In April 2012, the Company modified 39,500 warrants that were issued to investors in January 2012 with an exercise price of $ 1 to a total of 79,000 warrants with an exercise price of $  2. The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded deemed dividend in a total amount of $ 33 to additional paid-in capital.

On November 30, 2012, the Company completed a private placement under the November Purchase Agreement (the “November Purchase Agreement”), by and among the Company and certain investors (the “November 2012 Financing”). As part of the November 2012 Financing, the Company sold an aggregate of 751,500 Ordinary Shares at $  2.00 per share for gross proceeds of $  1,503 and 375,750 warrants to purchase an aggregate of 375,750 Ordinary Shares at an initial exercise price of $  2.00 per share for a term of five years. The exercise price is subject to standard anti-dilution adjustments.

In addition, under the terms of the November Purchase Agreement, from the date each investor entered into the November Purchase Agreement until (i) the two year anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the November Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the “Most Favored Nation Terms”).

On January 17, 2013, the Company issued 67,500 of ordinary shares, £ 0.01 par value each, at a price of $ 2.00 per share, for total gross proceeds of $ 135 that were paid in December 2012. The investors were also granted with warrants to purchase 33,750 ordinary shares, at an exercise price of $ 2.00 and Most Favored Nation Terms.

On January 17, 2013, the Company completed a private placement, by and among the Company and certain investors (the “January 2013 Financing”). As part of the January 2013 Financing, the Company sold an aggregate of 405,500 ordinary shares at $2.00 per share and 202,750 Series A warrants, 375,000 Series B warrants and 187,500 Series C warrants to purchase an aggregate of 765,250 ordinary shares (the “January 2013 Warrants”), for gross proceed of $ 811.

Under the terms of the Agent Agreement (as defined in Note 9e5), the Company issued 43,035 Series A warrants with an exercise price of $ 2.00 per share and a contractual life of five years. The fair value of the warrants at the commitment date was $ 21. The Company also paid $ 70 in cash, for advisory and legal services in relation with the January 2013 Financing.

The exercise price of the January 2013 Warrants is $ 2.00. The Series A warrants and Series C warrants are exercisable for a term of five years and the Series B warrants are exercisable until April 2014. The vesting of the Series C warrants is dependent upon exercise of the Series B warrants. The Series C warrants shall become exercisable in proportion to the holder’s exercise of the Series B warrant as compared with the total Series B warrants issued to such holder.

Under the January 2013 Financing, the Company also entered into a subsequent registration rights agreement with the investors pursuant to which the Company is required to file a registration statement to register the resale of up to 133% of the number of ordinary shares issued in the January 2013 Financing. The Company filed its registration statement on April 10, 2013 and it was declared effective by the SEC on April 16, 2013.

Subject to certain limitations, the Series B warrants may be cancelled for consideration equal to $ 0.001 per warrant share by the Company in the event that the closing sale price of the ordinary shares for each 20 consecutive trading days exceeds $ 3.75 (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends, etc.) and (ii) the average daily volume for such 20 day period exceeds 75,000 ordinary shares or ADSs (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends, etc.).

The exercise price of the January 2013 Warrants is subject to standard anti-dilution adjustments. The investors were also granted Most Favored Nation Terms. In addition, while the January 2013 Warrants are outstanding if the Company will issue warrants at an effective price per share which is lower than the exercise price of the January 2013 Warrants, the exercise price of the January 2013 Warrants shall be reduced to the lower share price in the subsequent financing. In addition, until their expirecy, the shares and the Series A warrants are also entitled to a price protection.

From January 31, 2013 through September 17, 2013, the Company completed several private placements by and among the Company and certain investors. As part of the financings, the Company sold an aggregate of 380,150 ordinary shares at $ 2.00 per share and 190,075 Series A warrants, for gross proceeds of $ 760. The warrants and the shares are eligible Most Favored Nation Terms and also to price protection. Under the terms of the Agent Agreements (as defined in Note 9e5), the Company issued 10,800 warrants with an exercise price of $ 2.00 per share and a contractual life of five years. The fair value of the warrants at the commitment date was $ 5. The value of the warrants as of September 30, 2013 was $ 4 and the change in value was recorded as financial expense.

In relation to the issuances of August 2012 financing through September 17, 2013 financings, the Company first allocated the proceeds to the detachable warrant, that due to the Most Favored Nation Terms and in accordance with ASC 815 is being considered a freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company’s statement of comprehensive loss as financial income or expense. The remaining proceeds were allocated to the shares and were recorded to equity. The issuance costs were allocated between the warrants and the shares in proportion to the allocation of the proceeds. The portion of the issuance costs that were allocated to the warrants was recorded as financial expense in the Company’s statement of comprehensive loss. The portion of the issuance costs that were allocated to the shares was recorded to additional paid in capital.

The fair value of warrants granted was valued by using the Black-Scholes call option pricing model. The anti-dilution adjustments of Most Favored Nation Terms were calculated using Black-Scholes put option model since its similar to put options by providing a guaranteed price for an underlying instrument and offer insurance against dilution. The Company used different parameters for the warrants call option and the warrants put option since the expected life of the Most Favored Nation Terms was shorter than the expected life of the warrants. Fair values were estimated using the following assumptions for the warrants call option (range of annualized percentages):

	December 31,	December 31,
	2013	2012

Dividend yield	0%	0%
Expected volatility	85.45%	79.61%-86.31%
Risk-free interest	0.41%	0.12%-0.21%
Expected life	2.08 years	0.92-1.42 years

Fair values were estimated during 2013 and 2012 using the following assumptions for the warrants put option (range of annualized percentages):

	December 31,	December 31,
	2013	2012

Dividend yield	0%	0%
Expected volatility	87.69%	67%-83%
Risk-free interest	0.21%	0.11%-0.28%
Expected life	1.33 years	0.25-1.04 years

On September 24, 2013, the Company closed a securities purchase agreement with certain institutional accredited investors, pursuant to which it agreed to sell, in a private placement, an aggregate of 21,958,302 ordinary shares for an aggregate purchase price of $ 12,516 (the “September 2013 Financing”). The issuance costs in relation to the September 2013 Financing were $ 898.

As a result of the September 2013 Financing, several investors have utilized their rights for Most Favored Nations Terms provision and subsequently the Company issued 407,673 additional ordinary shares and an amount of 81,250 warrants expired. Additionally, due to the September 2013 Financing, and as a result of price protection provisions from investment agreements with previous investors, (i) an aggregate of 3,639,019 additional ordinary shares were issued to previous investors, and (ii) there will be an additional 1,259,092 ordinary shares issuable upon exercise of outstanding warrants the exercise price of the warrants issued in the April 2012 purchase agreements with the Notes was reduced to $ 0.57 per share, in accordance with the anti-dilution provisions contained in the April 2012 purchase agreements.

As of December 31,2013 the Company had 5,659,717 shares which are entitled to Most Favored Nations Terms, of which 5,089,544 area also entitled to price protection (which would be triggered by a share issuance at less than $ 0.57 per share) and 1,291,950 warrants which are entitled to price protection (which would be triggered by a warrant issuance at less than $ 2.00 exercise price per share) and 1,929,824 warrants have full ratchet anti-dilution protection (which would be triggered by a warrant issuance at less than $ 0.57 exercise price per share).

c.	Share option plan:

In August 2007, the Company adopted the share option plan (the “Plan”). The number of shares that may be issued upon exercise of options under the plan shall not exceed 1,365,000 shares. In June 2013, the Plan was amended increasing the number of shares that may be issued by 2,500,000 to a total of 3,865,000. As of December 31, 2013, 1,608,310 ordinary shares are available for future issuance under the Plan.

The following is a summary of the Company’s stock option activity related to employees and directors and related information for the period ended December 31, 2012 and 2013:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	360,527	$1.29
Changes during 2012:
Granted	410,000	$1.58

Options outstanding at December 31, 2012	770,527	$1.44	7.2	$169

Vested and expected to vest at December 31, 2012	770,527	$1.44	7.2	$169

Options exercisable at December 31, 2012	540,527	$1.38	6.3	$152

Outstanding at January 1, 2013	770,527	$1.44	7.2	$169
Changes during 2013:
Granted	1,570,000	$1.82
Expired	(137,300)	$1.51

Options outstanding at December 31, 2013	2,203,227	$1.71	8.6	$-

Vested and expected to vest at December 31, 2013	2,203,227	$1.71	8.6	$-

Options exercisable at December 31, 2013	633,227	$1.44	5.9	$-

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s stock price on December 31, 2013 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company’s shares.

During the year ended December 31, 2013, the Company recorded $ 94 in share based compensation expenses. As of December 31, 2013, total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans was $  362. That cost is expected to be recognized over a weighted-average period of 2.48 years.

d.
On January 18, 2005 and March 12, 2007, the chairman of the Company’s board received warrants from the principle shareholder to purchase from it 50,700 and 152,000 Ordinary shares in consideration for par value of £ 0.01 and $  1.55 per share, respectively. The options were fully vested and valid for 10 years from grant date. The benefit in respect of the options totaling $  246 (unaudited) was included in the financial statements at grant date.

On March 1, 2011 the exercise price of 152,000 options granted on March 12, 2007 was adjusted to £ 0.01. The value of the benefit from the change in option terms (the difference between the options’ value before the reduction in exercise price and the options’ value after the reduction in exercise price) totaling $  95, was recorded as an expense in 2011. The options’ fair value as of March 1, 2011 was determined based on $  1.63 share price, expected volatility of 86%, risk-free interest rate of 1.85%, expected dividend rate of 0%, and an expected life of 3 years.

e.	Options and warrants to service providers:

The options and warrants outstanding as of December 31, 2013 that were granted to the Company’s service providers are as follows:

Grant date	Number of options	Exercise Price	Expiration date

August 28, 2007 (1)	20,475	1.29	August 28, 2017
May 27, 2009 (1)	30,000	1.56	May 27, 2019
February 12, 2012 (3)	309,492	2.00	February 12, 2017
April 26, 2012 (2)	90,000	2.00	March 19, 2017
June 27, 2012 (4)	2,988	1.75	June 21, 2022
November 30, 2012 (5)	90,180	2.00	November 30, 2017
	543,135

1.
In 2007 and 2009, the Company granted 20,475 and 30,000 fully vested options, respectively, to the pre-clinical development consultant. The fair value of the options was $ 29 (unaudited) and $  33, respectively. Since the exercise price of such options is denominated in a currency that is different from the Company’s functional currency, the Company accounts for such options as a liability. The fair value of the options was estimated each cut-off date using the Black-Scholes options valuation model.

The changes in fair value were recorded as financial expense (income). The Company recorded financial income in the amount of $ 20 and $ 3 for the years ended December 31, 2013 and 2012, respectively.

In 2012, the Company increased and changed the denominated currency of the exercise price of the options that were issued in 2009 from £ 0.8 to $  1.56 resulting in the options being reclassified from a liability to equity. The Company accounted for this change as a modification in accordance with ASC 718.

The Company calculated the incremental value of this modification. Since there was no incremental value, the Company only reclassified the related liability in the amount of $ 35 to additional paid-in capital.

2.
In 2011, the Company granted 35,000 fully vested warrants to an independent contractor (the “Finder”) under a consulting agreement that was signed in 2011 (“2011 Consulting Agreement”). The exercise price was $ 1 and the contractual life is five years. The fair value of the warrants in the amount of $ 45 was recorded to additional paid-in capital. In the months January and February 2012, the Company granted additional 10,000 fully vested warrants to the Finder under the 2011 Consulting Agreement. The exercise price was $ 1 per share and the contractual life is five years. The fair value of the warrants in the amount of $ 12 was recorded to additional paid-in capital.

In April 2012, the Company modified the amount of warrants that were granted to the Finder from a total of 45,000 warrants to 90,000 warrants and also modified the exercise price from $ 1 to $ 2. The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded compensation cost in a total amount of $ 38 to additional paid-in capital

On February 29, 2012, the Company entered into an agreement with the Finder, for the purpose of introducing the Company to potential investors (“Finder’s Agreement”). In the event that during the term of this agreement, an approved investor will consummate a cash investment, then the Finder shall be entitled to (i) a cash payment in an amount equal to 7% of the amount invested; and (ii) that number of ordinary shares of the Company issuable for a cash investment equal to 7% of the investment amount based upon the price per share pursuant to which the approved investor participated; less consulting consideration otherwise paid or payable to the Finder pursuant to a new consulting agreement that was signed in 2012 (the “2012 Consulting Agreement”).

Between March through June 2012, the Company committed to grant an additional 20,000 fully vested warrants to the Finder under the 2012 Consulting Agreement (the “Finder’s Warrants”). The exercise price was $ 2 per share and the contractual life is five years. Pursuant to the terms of the Finder’s Agreement, in September 2012, the Company issued, 16,279 ordinary shares, £ 0.01 par value each, and is obligated to pay $  28 in cash, in relation with the August 2012 financing (the “August Finder’s Fee”), since the consulting fees pursuant to 2012 Consulting Agreement were lower than August Finder’s Fee. The Company recorded an amount of $  52 of stock-based compensation expenses in the statement of comprehensive loss during the year ended December 31, 2012. After the August 2012 financing, the 2012 Consulting Agreement was terminated.

3.
On February 12, 2012, the Company settled part of an outstanding debt to a related party by issuance of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each. See also Note 13.

4.
On June 27, 2012, the Company granted 2,988 options which shall vest on December 27, 2012. The Company recorded compensation expense in the amount of $  2 in the statement of comprehensive loss during the year ended December 31, 2012.

5.
On August 23, 2012, the Company entered into an agreement with an agent (the “Agent”) to advise the Company on a private placement offering and as a contact with potential financing sources for the Company (the “Agent Agreement”). The Company agreed to pay the Agent a cash transaction fee in the amount of between 7% - 8% of the amount of the financing; and warrants equal to 7% - 8% of the stock and warrants issued in the financing at an exercise price equal to the investor’s warrant exercise price. The consideration that is paid to the Agent is treated as issuance expenses. Pursuant to the terms of the Agent Agreement, the Company issued 90,180 warrants and paid $  120 in cash, for advisory services in relation with the November 2012 Financing.

f.	Share-based payments:

The share based expense recognized in the financial statements for services received from employees and non-employees is shown in the following table:

	Year ended December 31,
	2013	2012	2011

Research and development	$(18)	$(2)	$-
General and administrative expenses	92	469	140
Financial (income), net		(82)	(120)

	$74	$385	$20